Loss per share (Tables)	12 Months Ended
Apr. 30, 2025
Net loss per share attributable to ordinary shareholders
Schedule of calculation of basic and diluted net income per share

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$
Numerator:
Net loss available to ordinary shareholders	(2,359,844)	(5,137,064)	(3,934,994)
Denominator:
Weighted average ordinary Class A and Class B shares outstanding – basic and diluted	23,540,241	25,662,939	25,662,939
Loss per ordinary share:
Basic and diluted	(0.10)	(0.20)	(0.15)